Reporting and Accounting Policies - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Income taxes	$ 702.6	$ 715.6	$ 459.4
Interest	$ 154.0	$ 146.3	$ 139.2